Investment in joint venture	12 Months Ended
Dec. 31, 2020
Investment In Joint Venture [Abstract]
Investment in joint venture [Text Block]	8. Investment in joint venture

On July 31, 2018, the Company completed a transaction (the "JV Transaction") with a subsidiary of Gold Fields Limited ("Gold Fields"), following which:

  the Company and Gold Fields each own a 45% economic interest in Asanko Gold Ghana Limited ("AGGL"), which owns the AGM, with the Government of Ghana retaining a 10% free-carried interest in the AGM;

  the Company and Gold Fields each own a 50% interest in Adansi Gold Company (GH) Limited ("Adansi Ghana"), which owns a number of exploration licenses; and

  the Company and Gold Fields each acquired a 50% interest in the JV entity, Shika Group Finance Limited ("JV Finco").

Under the terms of the JVA with Gold Fields, the Company remains the manager and operator of the JV and receives an arm's length fee for services rendered to the JV of $6.2 million per annum (originally $6.0 million, but adjusted annually for inflation).

The JVA established joint control of the JV and thus the Company no longer controls the AGM and associated properties. As the JV is structured within the legal entities of AGGL, Adansi Ghana and JV Finco, the JV represents a joint venture as defined under IFRS 11 - Joint Arrangements, and the Company commenced equity accounting for its interest in the JV effective July 31, 2018.

The following table summarizes the change in the carrying amount of the Company's investment in the joint venture:

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	—	126,264
Company's share of net income (loss) of the JV for the year	59,159	(126,264)
Balance, end of year	59,159	—

During the year ended December 31, 2019, the Company's share of the net loss of the JV of $126.3 million was recorded net of the Company's attributable share of an impairment of $130.3 million (or 45% of $289.6 million) that was recognized by the JV (note 8(xi)).

Operating and financial results of the JV for the years ended December 31, 2020 and 2019

Summarized financial information for the Company's investment in the JV is outlined in the table below.

All disclosures in this note 8 are on a 100% JV basis, unless otherwise indicated. The JV applies the same accounting policies as the Company.

Statement of Income for the years ended December 31, 2020 and 2019

	Note	2020 $	2019 $
Revenues	(i)	418,130	340,969
Production costs	(ii)	(198,347)	(199,234)
Depreciation and depletion	(vi)	(50,934)	(95,418)
Royalties	(ii)	(20,907)	(17,159)
Income from mine operations		147,942	29,158

Exploration and evaluation expenditures		(9,681)	(6,092)
General and administrative expenses		(7,434)	(6,549)
Income from operations		130,827	16,517

Impairment	(xi)	—	(289,589)
Finance expense	(xii)	(3,165)	(8,905)
Finance income		285	283
Foreign exchange gain		3,572	1,171
Net income (loss) after tax for the year		131,519	(280,523)

Company's share of net income (loss) of the JV for the year		59,159	(126,264)

The assets and liabilities of the Asanko Gold Mine JV, on a 100% basis, as at December 31, 2020 and 2019 were as follows:

		December 31, 2020	December 31, 2019
	Note	$	$
Assets
Current assets
Cash and cash equivalents	(xiii)	64,254	40,758
Restricted cash		—	3,000
Receivables		10,820	9,516
Inventories	(iii)	81,675	49,968
Prepaid expenses and deposits		4,841	2,031
Financial assets		68	—
VAT receivable		8,911	10,556
		170,569	115,829
Non-current assets	(iii),(iv),(v),(vi)	280,769	238,781

Total assets		451,338	354,610

Liabilties
Current liabilities
Accounts payable and accrued liabilities		73,102	62,153
Revolving credit facility	(vii)	30,000	—
Lease liability	(viii)	5,608	18,142
Asset retirement provisions	(ix)	1,025	—
		109,735	80,295
Non-current liabilities
Lease liability	(viii)	113	5,063
Long-term incentive plan liability		596	402
Asset retirement provisions	(ix)	71,668	56,148
		72,377	61,613

Total liabilities		182,112	141,908

Equity	(x)	269,226	212,702

Total liabilities and equity		451,338	354,610

The Company has provided the following incremental disclosures for stakeholders to evaluate the financial performance and financial condition of the AGM. All amounts in the following tables and descriptions are on a 100% basis.

(i) Revenues

      AGGL has an offtake agreement with a special purpose vehicle of RK Mine Finance Trust I ("Red Kite") with the following details (the "Offtake Agreement"):

— sale of 100% of the future gold production from the AGM up to a maximum of 2.2 million ounces to Red Kite;

— Red Kite to pay for 100% of the value of the gold ten business days after shipment;

— a provisional payment of 90% of the estimated value will be made one business day after delivery;

— the gold sale price will be a spot price selected during a nine-day quotational period following shipment of gold from the mine;

— performance obligations of the AGM are satisfied once the refining outturn report is provided to Red Kite; and

— should AGGL wish to terminate the Offtake Agreement, a termination fee will be payable according to a schedule dependent upon the amount of gold delivered under the  Offtake Agreement at the time of termination.

During the year ended December 31, 2020, the AGM sold 243,807 ounces of gold to Red Kite in accordance with the Offtake Agreement (December 31, 2019 - 248,862 ounces).

As of December 31, 2020, the AGM has delivered 1,083,180 ounces to Red Kite under the Offtake Agreement. The Offtake Agreement was not affected by the JV Transaction and will remain in effect until all contracted ounces have been delivered to Red Kite or AGGL elects to terminate the Offtake Agreement and pay the associated fee.

Included in revenue of the AGM is $0.9 million relating to by-product silver sales for the year ended December 31, 2020 (year ended December 31, 2019 - $0.8 million). During the year ended December 31, 2019, $2.2 million of gold sales related to pre-production activities at Esaase were capitalized to mineral properties, plant and equipment ("MPP&E") of the AGM.

(ii) Production costs and royalties

The following is a summary of production costs by nature, on a 100% basis, incurred during the years ended December 31, 2020 and 2019:

	December 31, 2020 $	December 31, 2019 $
Raw materials and consumables	(54,588)	(49,560)
Salary and employee benefits	(35,204)	(33,015)
Contractors (net of deferred stripping costs)	(119,337)	(97,443)
Change in stockpile, gold-in-process and gold dore inventories	28,970	(3,056)
Insurance, government fees, permits and other	(17,161)	(15,749)
Share-based payments	(1,027)	(411)
Total production costs	(198,347)	(199,234)

During the year ended December 31, 2020, the AGM recognized a $16.6 million reversal of previously recorded net realizable value adjustments on its stockpile inventory primarily due to an increase in gold prices during the year, of which $7.7 million was credited against production costs and $8.9 million credited against depreciation expense.

During the year ended December 31, 2019, the AGM recognized a $19.1 million downward adjustment to the carrying value of its stockpile inventory to reflect the net realizable value of lower grade ore that had been added to stock during the year, of which $7.9 million was recorded as production costs and $11.2 million as depreciation expense.

All of the AGM's concessions are subject to a 5% gross revenue royalty payable to the Government of Ghana. The AGM's Akwasiso mining concession is also subject to an additional 2% net smelter return royalty payable to the previous owner of the mineral tenement, and the AGM's Esaase mining concession is also subject to an additional 0.5% net smelter return royalty payable to the Bonte Liquidation Committee.

(iii) Inventories

The following is a summary of inventories held by the AGM, on a 100% basis, as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Gold dore on hand	8,197	2,804
Gold-in-process	1,814	1,726
Ore stockpiles	54,701	29,410
Materials and spare parts	22,152	18,679
Total inventories	86,864	52,619

Less non-current inventories:
Ore stockpiles	(5,189)	(2,651)
Total current inventories	81,675	49,968

As at December 31, 2019, $29.2 million of the impairment adjustment recognized as part of the AGM's LOM plan update was allocated to long-term stockpiled ore.

(iv) Reclamation deposit

The AGM is required to provide security to the Environmental Protection Agency of Ghana ("EPA") for the performance by the AGM of its reclamation obligations in respect of the Abriem, Abore and Adubea mining leases.  The initial security totaled $8.5 million and comprised a reclamation deposit in the amount of $1.7 million and a bank guarantee of $6.8 million. The reclamation deposit accrues interest and is carried at $1.9 million at December 31, 2020 (December 31, 2019 - $1.9 million).

The AGM deposited the reclamation deposit in a Ghanaian Bank in the joint names of the AGM and the EPA. The reclamation deposit matures annually, but the AGM is required to reinstate the deposit until receiving a final reclamation completion certificate from the EPA. The AGM is expected to be released from this requirement 45 days following the third anniversary of the date that the AGM receives a final completion certificate.

During the fourth quarter, the AGM finalized its reclamation bond for the Esaase deposit. The security provided to the EPA totaled $1.1 million and comprised a reclamation deposit of $0.2 million and a bank guarantee of $0.9 million, 50% of which was provided by the Company (note 12). The cash reclamation deposit of $0.2 million is expected to be paid in the first quarter of 2021.

Also, during the fourth quarter, the AGM updated its reclamation bond for the Obotan deposit. Total security expected to be provided to the EPA totals $15.6 million and comprises a reclamation deposit of $4.7 million (including the $1.9 million mentioned above) and a bank guarantee of $10.9 million, 50% of which was provided by the Company (note 12). The additional cash reclamation deposit of $2.8 million is expected to be paid in the first quarter of 2021.

(v) Right-of-use assets

The following table shows the movement in the right-of-use asset related to the service and lease agreements of the AGM for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	9,429	—
Initial recognition of right-of-use assets upon adoption of IFRS 16	—	36,616
Recognition of mining contractor services agreements entered into during the year	5,604	10,502
Depreciation expense	(9,407)	(17,255)
Derecognition associated with termination of contractor services agreement	(2,753)	(10,343)
Allocation of impairment	—	(10,091)
Balance, end of year	2,873	9,429

(vi) Mineral properties, plant and equipment

Additions to mineral properties, plant and equipment

During the year ended December 31, 2020, the AGM capitalized $54.1 million in expenditures related to mineral properties, plant and equipment, not including capitalized deferred stripping costs, asset retirement costs and right-of-use assets (year ended December 31, 2019 - $25.0 million).

Of the $54.1 million capitalized to MPP&E during the year ended December 31, 2020, $8.9 million was capitalized property acquisition costs and exploration costs relating to properties with existing defined mineral reserves (year ended December 31, 2019 - $3.3 million of capitalized explorations costs).

Deferred stripping

During the year ended December 31, 2020, the AGM deferred a total of $18.7 million of stripping costs to depletable mineral interests (year ended December 31, 2019 - $34.0 million) while depletion expense of $19.6 million was charged on deferred stripping assets and recorded as depreciation and depletion expense (year ended December 31, 2019 - $39.0 million).

Depreciation and depletion

During the year ended December 31, 2020, the AGM recognized depreciation and depletion expense of $52.7 million (including $19.6 million depreciation and depletion on deferred stripping assets), of which $1.8 million was allocated to the cost of inventories (year ended December 31, 2019 - depreciation and depletion expense of $100.6 million, of which $5.2 million was allocated to the cost of inventories).

(vii) Revolving credit facility

In October 2019, the JV entered into a $30.0 million revolving credit facility (the "RCF") with Rand Merchant Bank ("RMB"). The term of the RCF is three years, maturing in September 2022 and bears interest on a sliding scale of between LIBOR plus a margin of 4% and LIBOR plus a margin of 3.8%, depending on the security granted to RMB. Commitment fees in respect of any undrawn portion of the RCF will accrue on a similar sliding scale of between 1.33% and 1.40%. The JV utilized the full value of the RCF on March 30, 2020 and the balance of the RCF as of December 31, 2020 was $30.0 million (December 31, 2019 - $nil).  During the year ended December 31, 2020, the AGM recognized interest expense and other fees associated with the RCF of $1.2 million (year ended December 31, 2019 - interest expense of $nil and other fees of $1.7 million).

(viii) Lease liability

The following table shows the movement in the lease liability related to the service and lease agreements of the AGM for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	23,205	—
Initial recognition of lease liability upon adoption of IFRS 16	—	36,616
Recognition of lease agreements entered into during the year	5,604	10,502
Lease payments made during the year	(17,160)	(15,386)
Interest expense	732	1,817
Derecognition associated with termination of contractor services
agreement	(6,660)	(10,344)
Total lease liability, end of year	5,721	23,205

Less: current lease liability	(5,608)	(18,142)
Total non-current lease liability, end of year	113	5,063

During the year ended December 31, 2019, the AGM provided a notice of termination to one of its mining contractors and derecognized the lease liability and right-of-use asset associated with this lease agreement. A termination fee was accrued for at December 31, 2019 and was included in production costs during the year ended December 31, 2019.

(ix) Asset retirement provisions

The following table shows the movement in the asset retirement provisions of the AGM as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	56,148	34,036
Accretion expense	550	903
Change in estimate	16,149	21,309
Reclamation undertaken during the year	(154)	(100)
Total asset retirement provisions, end of year	72,693	56,148

Less: current portion of asset retirement provisions	(1,025)	—
Total non-current portion of asset retirement provisions	71,668	56,148

The asset retirement provisions consist of reclamation and closure costs for the JV's Ghanaian mining properties. Reclamation and closure activities include land rehabilitation, dismantling of buildings and mine facilities, ongoing care and maintenance and other costs.

As at December 31, 2020, the AGM's reclamation cost estimates were discounted using a long-term risk-free discount rate of 1.0% (December 31, 2019 - 2.0%). The increase in the carrying value of the asset retirement provisions was primarily due to an increase in closure cost estimates during the year as a result of additional disturbances from ongoing mining operations and a decrease in the discount rate.

(x) Preferred shares

The following table shows the movement in the JV partners' preferred share investments in the JV for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	349,880	369,880
Investment in JV by Gold Fields	—	20,000
Distributions to partners during the year	(75,000)	(40,000)
Balance, end of year	274,880	349,880

(xi) Impairment

During the year ended December 31, 2019, the Company and its JV partners announced that the scope of the ongoing work associated with the AGM's life of mine (the "AGM LOM") plan would:

  target a remaining mine life of 8-10 years with gold production of 225,000 to 250,000 ounces per year;

  contemplate resources based on Localized Uniform Conditioning methodology;

  be based on NI43-101 standards and consistent with Gold Field's operating practices;

  be based on Measured and Indicated Mineral Resources using Datamine Mine Stope Optimization software;

  not include any major development capital investments such as further processing plant expansions or Esaase ore transportation infrastructure; and

  be based on metallurgical recovery estimates for Esaase fresh ore based on an updated metallurgical model, which would in turn be based on a test-work program currently underway at that time.

The Company previously prepared its Amended and Restated Definitive Feasibility Study related to the AGM on June 5, 2017 (and amended and restated on December 20, 2017, the "12/17 DFS"). The 12/17 DFS previously estimated the AGM's remaining life of mine to be between 14 and 21 years (ending 2030 - 2037) with gold production ranging from 108,000 ounces to 497,000 ounces.

Given that the target mine life and production was expected to result in the extraction of materially less than the total previously estimated reserves and resources of the AGM, the Company considered this to represent an indicator of possible impairment. Accordingly, the Company assessed the recoverable amount of the AGM, which was based on management's estimate of the fair value less cost of disposal of the AGM. The fair value less cost of disposal of the AGM (on a 100% basis) was estimated to be $211.8 million as at December 31, 2019 and included life of mine cash flow projections, on the basis of the updated scope. The projected cash flows were discounted using a post-tax discount rate of 8.4% which represented the weighted-average cost of capital commensurate with the risks associated with the AGM's cash flows.  The Company's estimated gold price considered analysts' consensus pricing for the estimated duration of the AGM LOM plan. The gold price assumptions were as follows:

Gold price assumption	2020	2021	2022 to 2024	Long-term	Weighted Average
Gold price (per ounce)	$1,500	$1,425	$1,400	$1,350	$1,373

During the year ended December 31, 2019, the Company determined that an impairment of $289.6 million was required at the AGM based on its estimate of the recoverable amount of the AGM. Management's estimate of the fair value of the AGM was classified as Level 3 in the fair value hierarchy.

As at December 31, 2020, the Company did not identify any further indicators of impairment of the AGM CGU based on information available to management at the time of preparing these audited consolidated financial statements, nor had the indicators of impairment identified in 2019, which gave rise to the above-mentioned impairment, reversed suggesting a possible reversal of previously recorded impairments.

(xii) Finance expense

   The following is a summary of finance expense incurred by the JV during the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Realized and unrealized losses on hedging instruments	(366)	(4,440)
Interest on lease liabilities (note viii)	(732)	(1,817)
Fees and expenses associated with RCF (note vii)	(1,198)	(1,670)
Accretion charges on asset retirement provisions (note ix)	(550)	(903)
Other	(319)	(75)
Total finance expense	(3,165)	(8,905)

(xiii) The cash flows of the AGM, on a 100% basis, were as follows for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Cash provided by (used in):
Operating cash flow before working capital changes	183,065	109,785
Operating activities	152,322	120,375
Investing activities	(69,108)	(62,672)
Financing activities	(62,590)	(35,272)
Impact of foreign exchange on cash and cash equivalents	(128)	(321)
Increase in cash and cash equivalents during the year	20,496	22,110
Cash and cash equivalents and restricted cash, beginning of year	43,758	21,648
Cash and cash equivalents and restricted cash, end of year	64,254	43,758